Sales - Reconciliation of deferred revenue related to customer contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Deferred revenue related to customer contracts at beginning of period	€ 1,984	€ 2,093	€ 2,002
Business related variations	220	(73)	(20)
Changes in the scope of consolidation	183		101
Translation adjustment	13	(31)	13
Reclassifications and other items	112	(6)	(3)
Deferred revenue related to customer contracts at end of period	€ 2,512	€ 1,984	€ 2,093